Supplementary Information - Condensed Consolidating Financial Information - Condensed Consolidating Statement of Comprehensive Income (Parenthetical) (Detail)	1 Months Ended	12 Months Ended
	Mar. 30, 2012 Southeast Texas [Member]	Mar. 31, 2012 Southeast Texas [Member]	Dec. 31, 2011 Southeast Texas [Member]	Dec. 31, 2010 Southeast Texas [Member]	Dec. 31, 2012 Eagle Ford System [Member]	Dec. 31, 2011 Eagle Ford System [Member]	Dec. 31, 2010 Eagle Ford System [Member]
Ownership interest percentage in subsidiary	100.00%	100.00%	100.00%	100.00%	80.00%	80.00%	80.00%